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Prospectus Supplement - December 2, 1998*

American Express Stock Market Certificate (April 29, 1998)           S-6038
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The following  information  modifies that found in the  prospectus at page 2p regarding maximum return:

Effective for terms beginning December 16, 1998, the maximum return under both the full market participation option and the partial market participation option is 9 percent.


S-6038-21A (12/98)
Valid until next prospectus update.


*Destroy April 28, 1999